As filed with the Securities and Exchange Commission on June 18, 2008.

No. 333-144856

No. 811-22103

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒ and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 19	☒

(Check appropriate box or boxes)

SPA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

Tower 49

12 East 49th Street

New York, New York 10017

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  1-800-772-3831

Antony Peter Drain SPA ETF, Inc. Tower 49 12 East 49th Street New York, New York 10017 (Name and Address of Agent for Service)	With a copy to: Stuart M. Strauss Clifford Chance US LLP 31 West 52nd Street New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b) of Rule 485.

☒  on July 17, 2008 pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  on [date] pursuant to paragraph (a) of Rule 485.

☐  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐  on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 5 to its Registration Statement until July 17, 2008. Parts A, B and C of Registrant’s Post-Effective Amendment No. 5 under the Securities Act of 1933 and No. 7 under the Investment Company Act of 1940, filed on March 7, 2008, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 18th day of June, 2008.

SPA ETF TRUST

By:	/s/ Antony Peter Drain
Title: Antony Peter Drain, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

	SIGNATURE	TITLE	DATE

	/s/ Joseph Stefanelli*	Trustee	June 18, 2008
Joseph Stefanelli

	/s/ Robert Tull*	Trustee	June 18, 2008
Robert Tull

	/s/ Antony Peter Drain	Trustee and President	June 18, 2008
Antony Peter Drain

	/s/ Christopher Lanza*	Chief Financial Officer and	June 18, 2008
	Christopher Lanza	Treasurer

*By:	/s/ Antony Peter Drain
Antony Peter Drain
Attorney-in-Fact